[LOGO]
                                                                      CONSECO(R)




Conseco Variable Insurance Company

Formerly
Great American Reserve Insurance Company




Annual Report to
Contract Owners

December 31, 1998
(Commenced operations April 29, 1998)




                               Great American Reserve Variable Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS

Table of Contents


December 31, 1998

================================================================================

Great American Reserve Variable Annuity Account G                           Page

Statement of Assets and Liabilities as of December 31, 1998................. 2
Statement of Operations for the Period
 April 29, 1998, through December 31, 1998.................................. 4
Statement of Changes in Net Assets for the Period
 April 29, 1998, through December 31, 1998.................................. 4
Notes to Financial Statements............................................... 5
Report of Independent Accountants............................................7

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

Statement of Assets and Liabilities


December 31, 1998

====================================================================================================================================

                                                                                          SHARES           COST              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio ........................................................         1,934.6        $   87,218        $  102,961
       Leveraged AllCap Portfolio ..............................................         1,393.6            42,191            48,635
       MidCap Growth Portfolio .................................................           967.9            23,792            27,943
       Small Capitalization Portfolio ..........................................           210.6             9,230             9,262
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund ..................................................        11,092.2            69,585            75,205
       International Fund ......................................................           978.9             7,176             7,459
       Value Fund ..............................................................         6,462.9            42,683            43,496
     Berger Institutional Products Trust:
       Growth and Income Fund ..................................................         2,873.7            41,626            47,789
     Conseco Series Trust:
       Asset Allocation Portfolio ..............................................        13,022.3           174,406           177,990
       Common Stock Portfolio ..................................................         1,649.0            33,139            35,594
       Corporate Bond Portfolio ................................................         8,858.5            89,094            88,983
       Government Securities Portfolio .........................................         2,185.9            26,531            26,550
       Money Market Portfolio ..................................................        16,893.4            16,893            16,893
     Dreyfus Stock Index Fund ..................................................         1,598.1            49,490            51,972
     The Dreyfus Socially Responsible Growth Fund, Inc. ........................           121.3             3,182             3,769
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio .............................................         1,084.2            21,451            24,883
       International Value Portfolio ...........................................           572.2             7,830             7,695
     Federated Insurance Series:
       High Income Bond Fund II ................................................         2,931.5            31,267            32,012
       Utility Fund II .........................................................         1,808.6            24,960            27,617
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio ....................................................           657.3             8,261             7,440
     Janus Aspen Series:
       Aggressive Growth Portfolio .............................................           117.4             2,406             3,239
       Growth Portfolio ........................................................         3,925.7            78,858            92,411
       Worldwide Growth Portfolio ..............................................         2,692.7            72,466            78,332
     Lazard Retirement Series, Inc.:
       Equity Portfolio ........................................................         6,354.5            65,779            70,217
       Small Cap Portfolio .....................................................           786.0             7,255             7,483
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio .............................................         2,307.5            47,045            47,648
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio .........................................         1,710.1            23,518            23,634
       Partners Portfolio ......................................................         1,013.2            18,455            19,179
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II ..........................................................           557.1             7,425             8,924
     Strong Opportunity Fund II, Inc. ..........................................           916.6            18,503            19,909
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund .....................................................         1,165.9            14,434            14,318
       Worldwide Emerging Markets Fund .........................................           180.6             1,024             1,286
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ..........................................................                                           1,250,728

Liabilities:
   Amounts due to Conseco Variable Insurance Company ...........................                                               1,330
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6) ...................................................                                          $1,249,398
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

December 31, 1998

====================================================================================================================================

                                                                                                                           Reported
                                                                                       Units          Unit Value             Value
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio ..................................................             5,855.2        $17.565771          $  102,850
       Leveraged AllCap Portfolio ........................................             2,615.3         18.580433              48,593
       MidCap Growth Portfolio ...........................................             1,813.4         15.392143              27,912
       Small Capitalization Portfolio ....................................               643.0         14.386676               9,251
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund ............................................             6,939.5         10.826435              75,130
       International Fund ................................................               767.4          9.709633               7,451
       Value Fund ........................................................             4,662.7          9.318051              43,447
     Berger Institutional Products Trust:
       Growth and Income Fund ............................................             4,268.5         11.183646              47,737
     Conseco Series Trust:
       Asset Allocation Portfolio ........................................            13,460.6         13.208721             177,797
       Common Stock Portfolio ............................................             2,408.2         14.764220              35,556
       Corporate Bond Portfolio ..........................................             7,920.6         11.222389              88,888
       Government Securities Portfolio ...................................             2,361.9         11.230428              26,525
       Money Market Portfolio ............................................             1,582.5         10.659412              16,869
     Dreyfus Stock Index Fund ............................................             4,735.3         10.963876              51,917
     The Dreyfus Socially Responsible Growth Fund, Inc. ..................               339.9         11.078197               3,765
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio .......................................             2,317.1         10.726492              24,855
       International Value Portfolio .....................................               815.7          9.423371               7,687
     Federated Insurance Series:
       High Income Bond Fund II ..........................................             3,261.5          9.805723              31,982
       Utility Fund II ...................................................             2,529.7         10.906294              27,590
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio ..............................................               653.4         11.374298               7,432
     Janus Aspen Series:
       Aggressive Growth Portfolio .......................................               276.7         11.693693               3,236
       Growth Portfolio ..................................................             7,982.4         11.564882              92,316
       Worldwide Growth Portfolio ........................................             7,444.2         10.511276              78,248
     Lazard Retirement Series, Inc.:
       Equity Portfolio ..................................................             6,642.2         10.559753              70,140
       Small Cap Portfolio ...............................................               873.3          8.559454               7,475
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio .......................................             3,668.3         12.974780              47,596
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio ...................................             2,322.9         10.163534              23,609
       Partners Portfolio ................................................             2,063.4          9.280992              19,150
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II ....................................................               772.9         11.533441               8,914
     Strong Opportunity Fund II, Inc. ....................................             2,083.1          9.546853              19,887
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund ...............................................             1,318.7         10.850072              14,308
       Worldwide Emerging Markets Fund ...................................               245.2          5.238886               1,285
------------------------------------------------------------------------------------------------------------------------------------
         Net assets ......................................................                                                $1,249,398
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

Statement of Operations


For the Period April 29, 1998, through December 31, 1998

============================================================================================================================
Investment income:
   Dividends from investments in portfolio shares ..........................................................     $    14,460
Expenses:
   Mortality and expense risk fees .........................................................................           4,243
   Administrative fees .....................................................................................             509
----------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................................................................           4,752
----------------------------------------------------------------------------------------------------------------------------
       Net investment income ...............................................................................           9,708
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) on investments:
   Net realized losses on sales of investments in portfolio shares .........................................         (17,454)
   Net change in unrealized appreciation of investments in portfolio shares ................................          83,555
----------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares ...........................................................          66,101
----------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations ..........................................................     $    75,809
============================================================================================================================




Statement of Changes in Net Assets

For the Period April 29, 1998, through December 31, 1998

============================================================================================================================
Changes from operations:
   Net investment income ...................................................................................     $     9,708
   Net realized losses on sales of investments in portfolio shares .........................................         (17,454)
   Net change in unrealized appreciation of investments in portfolio shares ................................          83,555
----------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations ............................................................          75,809
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..........................................................................       1,205,517
   Contract redemptions ....................................................................................         (31,928)
----------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions .........................................       1,173,589
----------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ..........................................................................       1,249,398
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................................................................              --
----------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period (Note 6) ..................................................................     $ 1,249,398
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

Notes to Financial Statements


December 31, 1998

================================================================================

(1)  General

     Conseco Variable Insurance Company (the "Company") (formerly Great American Reserve Insurance Company prior to its name change in October 1998) established two separate accounts within Great American Reserve Variable Annuity Account G ("Account G"). It is anticipated that on May 1, 1999, a filing will be made with the Securities and Exchange Commission to change the name of Great American Reserve Variable Account G to Conseco Variable Account G. Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Great American Reserve Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Besides the three guarantee periods of the MVA option, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   High Yield Portfolio
   Industrial Income Portfolio

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME


     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT G

December 31, 1998

================================================================================


(2)  Summary of Significant Accounting Policies
     (Continued)

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Contract are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Contract and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  Purchases and Sales of Investments in
     Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares were $1,908,738 for the period April 29, 1998, through December 31, 1998. The aggregate proceeds from sales of investments in portfolio shares were $724,111 for the period April 29, 1998, through December 31, 1998.

(4)  Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $4,243 for the period April 29, 1998, through December 31, 1998.

     Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets. There were no administrative charges for the period April 29, 1998, through December 31, 1998. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $509 for the period April 29, 1998, through December 31, 1998.

     The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no charges for the period April 29, 1998, through December 31, 1998.

(5)  Other Transactions With Affiliates

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  Net Assets

     Net assets consisted of the following at December 31, 1998:

================================================================================

Proceeds from the sales of units since organization,
   less cost of units redeemed ................................     $ 1,173,589
Undistributed net investment income ...........................           9,708
Undistributed net realized loss on sales of investments .......         (17,454)
Net unrealized appreciation of investments ....................          83,555
--------------------------------------------------------------------------------
       Net assets .............................................     $ 1,249,398
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors of Conseco Variable
Insurance  Company and Contract Owners of
Great American Reserve Variable Annuity
Account G

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Great American Reserve Variable Annuity Account G (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets from inception
(April 29, 1998) through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provides a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers  LLP

Indianapolis, Indiana
February 10, 1999>>

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8

================================================================================

                           Great American Reserve
                           Variable Annuity Account G

                           Sponsor
                           Conseco Variable Insurance Company - Carmel, Indiana.

                           DISTRIBUTOR
                           Conseco Equity Sales, Inc. - Carmel, Indiana.

                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                          [LOGO]
                                                                      CONSECO(R)




                                         Conseco Variable Insurance Company is a
                               subsidiary of Conseco, Inc., a financial services
                                  organization headquartered in Carmel, Indiana.
                                 Conseco is dedicated to providing its customers
                                   with solutions for both wealth protection and
                                      wealth creation. Through its subsidiaries,
                                Conseco is one of the nation's leading providers
                                    of supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.




                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                    (C) 1999, Conseco Variable Insurance Company
                                                          05-8437 (2/99) 03859>>